Restructuring and Other Charges (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Other Charges [Abstract]
Reconciliation of the restructuring charges accrued under other accrued expense

(In thousands)
Balance, December 31, 2011	$—

Restructuring costs	2,275
Less: Payments & non-cash charges	(875)

Balance, December 31, 2012	$1,400